LEASE LIABILITIES (Details Textual)	Dec. 31, 2024
Category I Leases [Member] | Bottom of range [Member]
Disclosure Of Lease Liabilities [Line Items]
Borrowings, adjustment to interest rate basis	3.80%
Category I Leases [Member] | Top of range [Member]
Disclosure Of Lease Liabilities [Line Items]
Borrowings, adjustment to interest rate basis	8.50%
Category II Leases [Member] | Bottom of range [Member]
Disclosure Of Lease Liabilities [Line Items]
Borrowings, adjustment to interest rate basis	3.40%
Category II Leases [Member] | Top of range [Member]
Disclosure Of Lease Liabilities [Line Items]
Borrowings, adjustment to interest rate basis	11.80%